Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	BONDBLOXX ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001879238
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 17, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jun. 18, 2024
Prospectus Date	rr_ProspectusDate	Jun. 18, 2024
BondBloxx IR+M Tax-Aware ETF for California Residents
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	BONDBLOXX IR+M TAX-AWARE ETF FOR CALIFORNIA RESIDENTS
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The BondBloxx IR+M Tax-Aware ETF for California Residents (the “Fund”) seeks attractive after-tax income for California residents, consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you buy, hold, and sell shares of the Fund.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate for the Fund may indicate higher transaction costs, may cause the Fund to incur increased expenses and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund had not commenced investment operations as of the date of this prospectus (the “Prospectus”).

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specified index. The Fund is newly organized and invests in a diversified portfolio of U.S. dollar-denominated municipal and taxable intermediate duration fixed income securities that in the Sub-Adviser’s (as defined below) view offers relatively attractive after-tax income (i.e., securities that generate a greater amount of after-tax return than the comparable universe of U.S. dollar-denominated, investment-grade fixed income debt instruments over a specified period of time) for California residents. The Fund invests, under normal circumstances, at least 50% of its total assets in municipal securities that pay interest that is exempt from U.S. federal and California income taxes (i.e., excluded from gross income for U.S. federal and California income tax purposes but not necessarily exempt from the U.S. federal alternative minimum tax). Because the Fund may invest a significant portion of its assets in taxable securities, an investor’s U.S. federal income tax and California state and local income tax obligations may be greater than if it had invested in a California municipal bond fund for California investors. These municipal securities are generally issued by the State of California, a city in California, or a political subdivision, agency, authority, or instrumentality of such state or city, but may be issued by other U.S. states and/or U.S. territories, the interest from which is exempt from California and U.S. federal income taxes. The income earned and distributed to shareholders on taxable securities would not be exempt from U.S. federal, state or local income tax. While at least 50% of the Fund’s total assets will be invested in municipal securities that pay interest that is exempt from U.S. federal and California income taxes, the Fund will not invest 80% or more of its total assets in municipal securities that pay interest that is exempt from U.S. federal and California income taxes, and will not be considered to be a California tax-exempt fund.

The Fund invests, under normal circumstances, at least 80% of its total assets (plus the amount of any borrowings for investment purposes) either directly or indirectly (e.g., through derivatives) in a portfolio of U.S. dollar-denominated, investment-grade fixed income debt instruments. The fixed income debt instruments in which the Fund may invest include municipal securities, securities issued or guaranteed by the U.S. government and its agencies, corporate debt securities, agency and non-agency mortgage-backed securities of any kind, including commercial mortgage-backed securities (“CMBS”), asset-backed securities of any kind. and the rated debt tranches of collateralized loan obligations (“CLOs”) (i.e., securities backed by an underlying portfolio of loan obligations, which may include senior unsecured loans and subordinate corporate loans).

“Investment-grade” securities are securities that at the time of purchase are rated above Baa3 by at least one nationally recognized statistical rating organizations (“NRSRO”). In the case of a split rated security (that is, two or more NRSROs give a security different ratings), the highest rating shall apply. The Fund may only invest in fixed income investments that have a minimum of B3 by Moody’s Investors Services, Inc. (“Moody’s”) or B- by S&P Global Ratings (“S&P”), or the equivalent by another NRSRO or that are unrated but considered to be of equivalent quality by the Sub-Adviser. Those bonds rated Baa3/BBB-/BBB-, while considered to be “investment grade,” may have speculative characteristics. Any credit quality requirements as to investments apply only at the time of an investment to which the requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later credit quality downgrade or change in circumstances will not be considered in determining whether any investment complies with the Fund’s credit quality limitation or requirement. Nevertheless, while the percentage of investments in investment grade securities is below 80%, the Fund will only purchase qualifying securities and not purchase additional non-investment grade securities.

The Fund may invest up to 20% of its total assets in other securities, including fixed-income securities rated, at the time of purchase, below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by the Sub-Adviser, U.S. dollar denominated foreign securities, securities of other registered investment companies, including ETFs, cash, and cash equivalents. However, as noted above, a downgrade or default affecting any of the Fund’s securities could result in the Fund holding more than 20% of its total assets in below investment grade securities.

The Fund expects to invest up to 30% of its total assets in U.S. dollar-denominated, investment-grade fixed income debt instruments issued by non-U.S. domiciled issuers.

Income Research + Management (“IR+M” or the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser selects securities for the Fund based on a variety of factors, including credit quality, diversification benefits, and the relative expected after-tax returns of taxable and municipal securities (considering top marginal U.S. federal and California state tax rates). Consistent with the Fund’s investment objective, the Fund could continue to hold a security even if the interest on that security changes from being tax-exempt to taxable. If the Fund should hold a municipal security that loses its tax-exempt status retroactively, the Sub-Adviser will evaluate the after-tax yield of the security relative to the broader universe of U.S. dollar-denominated, investment-grade fixed income debt instruments that the Sub-Adviser follows to determine whether to continue to hold or dispose of the security. Although the Fund may invest in instruments of any duration or maturity, the Fund normally will seek to maintain a dollar-weighted average portfolio duration of between 3 and 5 years. The Fund’s dollar weighted average portfolio duration, however, may be longer or shorter at any time or from time to time based on market conditions (including, among other events or factors, lack of liquidity in the bond markets or periods of high volatility and reduced liquidity) in the Sub-Adviser’s discretion. For example, the price of a security with a three-year duration would be expected to drop approximately 3% in response to a 1% increase in interest rates. As part of its tax-aware strategy, the Fund typically sells securities when, in the opinion of the Sub-Adviser, the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gains, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the future, this section will show how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Past performance (before and after taxes) is not an indication of future performance. Because the Fund has not commenced operations as of the date of this Prospectus, there is no past performance to return. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	In the future, this section will show how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 896-5089
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bondbloxxetf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
BondBloxx IR+M Tax-Aware ETF for California Residents | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with any investment, you could lose all or a substantial part of your investment in the Fund, and the Fund’s performance could trail that of other investments.
BondBloxx IR+M Tax-Aware ETF for California Residents | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with any investment, you could lose all or a substantial part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below. Any such risk may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective.

BondBloxx IR+M Tax-Aware ETF for California Residents | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, the advent of significant inflation, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

BondBloxx IR+M Tax-Aware ETF for California Residents | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on an issuer’s or counterparty’s financial condition and on the terms of an obligation.

Credit risk is greater for lower-rated securities. Those bonds rated Baa2/BBB/BBB or lower, while considered to be “investment grade,” including bonds rated BBB, may have speculative characteristics. Because the issuers of lower rated investment grade bonds may be in uncertain financial health, the prices of their debt securities could be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated investment-grade debt securities. Credit ratings may not provide an accurate assessment of credit risk.

BondBloxx IR+M Tax-Aware ETF for California Residents | Municipal Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Municipal Securities Risk. Municipal securities risks include the possibility that the issuer may be unable to pay interest or repay principal on a timely basis or at all, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. In addition, state or local political or economic conditions and developments can adversely affect the securities issued by state and local governments. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in U.S. federal, state or local tax laws.

BondBloxx IR+M Tax-Aware ETF for California Residents | California State Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

California State-Specific Risk. The Fund has significant investments in California municipal securities. Therefore, events in California are likely to affect the Fund’s investments and its performance and may involve greater risk than funds that invest in a broader base of securities. These events may include economic or political policy changes, tax base erosion, budget deficits and other financial difficulties, as well as changes in the credit ratings assigned to municipal issuers located in California. A negative change in any one of these or other areas could affect the ability of California municipal issuers to meet their obligations and adversely affect Fund performance.

BondBloxx IR+M Tax-Aware ETF for California Residents | Municipal Securities Market Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Municipal Securities Market Liquidity Risk. From time to time, inventories of municipal securities held by brokers and dealers may decrease, lessening their ability to make a market in these securities. Any reduction in market making capacity has the potential to decrease the Fund’s ability to buy or sell municipal securities, and increase price volatility and trading costs, particularly during periods of economic or market stress. As a result, the Fund may be forced to accept a lower price to sell a municipal security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.

BondBloxx IR+M Tax-Aware ETF for California Residents | State Specific And U S Territories Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

State-Specific and U.S. Territories’ Concentration Risk. The Fund will be less diversified geographically than a fund investing across many states and therefore has greater exposure to adverse economic and political changes in California and territories or possessions of the U.S. (including, but not limited to, Puerto Rico, the U.S. Virgin Islands and Guam).

BondBloxx IR+M Tax-Aware ETF for California Residents | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. From time to time, the U.S. Government and the U.S. Congress consider changes in U.S. federal tax law that could limit or eliminate the U.S. federal income tax exemption for municipal bond income, which would in effect reduce the after-tax returns received by shareholders from the Fund by increasing taxes on distributions from the Fund. In such event, the Fund’s NAV could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Fund’s yield.

BondBloxx IR+M Tax-Aware ETF for California Residents | Tax Aware Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Aware Risk. Tax aware risk is the possibility that the use of investment practices that seek to maximize after tax return may not minimize tax consequences. Although the Fund is managed to optimize after-tax returns, the Fund may have substantial taxable gains and returns may be similar to a fund that is not tax managed in circumstances where the tax-optimization strategy is unsuccessful. Economic developments or unforeseeable investor redemptions may also reduce returns without any corresponding increase in tax efficiency.

In-state California municipal securities serve as a hurdle rate for either taxable securities or non-California municipal securities to be added to the portfolio. Tax optimization allows these additional securities to be added when additional after-tax yield, accounting for both U.S. federal and state taxes, can be added to the Fund’s portfolio in excess of what can be added through buying California municipal securities. There will be environments when California municipal securities offer the most compelling after-tax income profile, at which point the Fund’s exposure to California municipal securities is expected to increase. However, when adjusting for taxes, if California municipal securities do not offer the more compelling after-tax profile, the Sub-Adviser expects to lower the weight of such securities in the Fund’s portfolio (but not below 50% of the Fund’s assets). The Sub-Adviser’s tax optimization strategy involves dynamically shifting the Fund’s portfolio to achieve the best after-tax income and total return, accounting for all forms of taxation – U.S. federal and state income taxes in addition to any capital gains and losses that could result from trading.

BondBloxx IR+M Tax-Aware ETF for California Residents | Alternative Minimum Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Alternative Minimum Tax Risk. Although the interest received from municipal securities is generally exempt from U.S. federal income tax, the Fund may invest in municipal securities subject to the U.S. federal alternative minimum tax on individuals. For tax years beginning after December 31, 2022, interest on the bonds may affect the corporate alternative minimum tax for certain corporations. Accordingly, investment in the Fund could cause shareholders to be subject to the U.S. federal alternative minimum tax.

BondBloxx IR+M Tax-Aware ETF for California Residents | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low, or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. Risks associated with rising interest rates are heightened under current market conditions given that the U.S. Federal Reserve has raised interest rates from historically low levels and may continue to raise interest rates. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. The historically low interest rate environment in recent years heightens the risks associated with rising interest rates.

BondBloxx IR+M Tax-Aware ETF for California Residents | Duration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Duration Risk. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. When interest rates change, the values of longer-duration fixed-rate securities usually change more than the values of shorter-duration fixed-rate securities. Conversely, fixed-rate securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-rate securities with longer durations or maturities. Rising interest rates also may lengthen the duration of securities with call features, since exercise of the call becomes less likely as interest rates rise, which in turn will make the securities more sensitive to changes in interest rates and result in even steeper price declines in the event of further interest rate increases.

BondBloxx IR+M Tax-Aware ETF for California Residents | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation is a sustained rise in overall price levels. Moderate inflation is associated with economic growth, while high inflation can signal an overheated economy. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money (i.e., as inflation increases, the values of the Fund’s assets can decline). Inflation poses a “stealth” threat to investors because it reduces savings and investment returns. Central banks, such as the U.S. Federal Reserve, generally attempt to control inflation by regulating the pace of economic activity. They typically attempt to affect economic activity by raising and lowering short-term interest rates. At times, governments may attempt to manage inflation through fiscal policy, such as by raising taxes or reducing spending, thereby reducing economic activity; conversely, governments can attempt to combat deflation with tax cuts and increased spending designed to stimulate economic activity. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders. This risk is greater for fixed-income instruments with longer maturities.

BondBloxx IR+M Tax-Aware ETF for California Residents | Market Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares or the Fund’s underlying portfolio securities, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. Accordingly, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV, or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

BondBloxx IR+M Tax-Aware ETF for California Residents | Mortgage Related And Asset Backed Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mortgage-Related and Asset-Backed Securities Risk. Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. These mortgage-related or asset-backed securities are subject to credit risk, interest rate risk, “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-related or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. Uniform Mortgage-Backed Securities, which generally align the characteristics of Fannie Mae and Freddie Mac certificates, are a recent innovation and the effect they may have on the market for mortgage-related securities is uncertain.

BondBloxx IR+M Tax-Aware ETF for California Residents | C L O Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

CLO Risk. The risks of investing in CLOs include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest primarily in the rated debt tranches of CLOs; however, any such ratings do not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Sub-Adviser may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, prepayment risk, and the risk of default of the underlying asset, among others.

BondBloxx IR+M Tax-Aware ETF for California Residents | Commercial Mortgage Backed Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Commercial Mortgage-Backed Securities Risk. CMBS are not backed by the full faith and credit of the U.S. government and are subject to risk of default on the underlying mortgages, particularly during periods of economic downturn. CMBS issued by non-agency issuers may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. CMBS are subject to a greater degree of prepayment and extension risk than many other forms of fixed-income securities and therefore react differently to changes in interest rates than other bonds, and the prices of CMBS may reflect adverse economic and market conditions.

BondBloxx IR+M Tax-Aware ETF for California Residents | U S Treasury Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. Government may cause the value of the Fund’s U.S. Treasury obligations to decline.

BondBloxx IR+M Tax-Aware ETF for California Residents | U S Government Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

BondBloxx IR+M Tax-Aware ETF for California Residents | Sovereign Debt Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sovereign Debt Obligations Risk. Investments in debt securities issued by governments involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations. Any restructuring of a sovereign debt obligation held by the Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt.

BondBloxx IR+M Tax-Aware ETF for California Residents | Variable And Floating Rate Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Variable and Floating-Rate Securities Risk. Variable and floating-rate securities pay interest at rates that are adjusted periodically, according to a specific formula. Because the interest rate is reset only periodically, changes in the interest rate on these securities may lag behind changes in the prevailing market interest rates. The value of the security may rise or fall depending on changes in interest rates between periodic resets.

BondBloxx IR+M Tax-Aware ETF for California Residents | No Operating History [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	No Operating History. As a newly organized entity, the Fund has no operating history. The Fund’s shares have no history of public trading.
BondBloxx IR+M Tax-Aware ETF for California Residents | Asset Class Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Asset Class Risk. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
BondBloxx IR+M Tax-Aware ETF for California Residents | Call Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower interest rates, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.

BondBloxx IR+M Tax-Aware ETF for California Residents | Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

BondBloxx IR+M Tax-Aware ETF for California Residents | Below Investment Grade Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Below Investment Grade Securities Risk. Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. Below investment grade securities often are regarded as having predominately speculative characteristics with respect to an issuer’s capacity to pay interest and repay principal. These securities may be subject to greater price volatility due to such factors as specific municipal or corporate developments and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

BondBloxx IR+M Tax-Aware ETF for California Residents | Non U S Issuers Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers carry different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

BondBloxx IR+M Tax-Aware ETF for California Residents | Infectious Illness Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Infectious Illness Risk. A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may result in travel restrictions, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic, social and political impacts. Markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect the Fund and its investments and may impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV. Despite the development of vaccines, the duration of the COVID-19 pandemic and its effects cannot be predicted with certainty.

BondBloxx IR+M Tax-Aware ETF for California Residents | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of this Prospectus) may engage in creation or redemption transactions directly with the Fund, and Authorized Participants are not obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable or unwilling to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is willing or able to step forward to create or redeem, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

BondBloxx IR+M Tax-Aware ETF for California Residents | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Fund is subject to management risk because it is an actively-managed ETF. The Sub-Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. See also “Management—Manager of Managers Structure.”

BondBloxx IR+M Tax-Aware ETF for California Residents | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, Authorized Participants, market makers, counterparties or other third-parties, failed or inadequate processes and computer, technology or systems failures. The Fund and BIM seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

BondBloxx IR+M Tax-Aware ETF for California Residents | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by a lack of current market prices, technological issues or errors by pricing services or other third-party service providers.

BondBloxx IR+M Tax-Aware ETF for California Residents | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. Failures or breaches of the electronic or computer systems of the Fund, BIM, distributor, and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of its service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

BondBloxx IR+M Tax-Aware ETF for California Residents | Exchange Traded Fund And Other Investment Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exchange-Traded Fund and Other Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The Fund is subject to the risks associated with the ETF or investment company’s investments. The price and movement of an ETF designed to track an index may not track the index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Certain ETFs traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

BondBloxx IR+M Tax-Aware ETF for California Residents | BondBloxx IR+M Tax-Aware ETF for California Residents
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TAXC
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 37
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 122
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	BONDBLOXX IR+M TAX-AWARE ETF FOR MASSACHUSETTS RESIDENTS
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents (the “Fund”) seeks attractive after-tax income for Massachusetts residents, consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you buy, hold, and sell shares of the Fund.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate for the Fund may indicate higher transaction costs, may cause the Fund to incur increased expenses and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund had not commenced investment operations as of the date of this prospectus (the “Prospectus”).

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specified index. The Fund is newly organized and invests in a diversified portfolio of U.S. dollar-denominated municipal and taxable intermediate duration fixed income securities that in the Sub-Adviser’s (as defined below) view offers relatively attractive after-tax income (i.e., securities that generate a greater amount of after-tax return than the comparable universe of U.S. dollar-denominated, investment-grade fixed income debt instruments over a specified period of time) for Massachusetts residents. The Fund invests, under normal circumstances, at least 50% of its total assets in municipal securities that pay interest that is exempt from U.S. federal and Massachusetts income taxes (i.e., excluded from gross income for U.S. federal and Massachusetts income tax purposes but not necessarily exempt from the U.S. federal alternative minimum tax). Because the Fund may invest a significant portion of its assets in taxable securities, an investor’s U.S. federal income tax and Massachusetts state and local income tax obligations may be greater than if it had invested in a Massachusetts municipal bond fund for Massachusetts investors. These municipal securities are generally issued by the Commonwealth of Massachusetts, a city in Massachusetts, or a political subdivision, agency, authority, or instrumentality of such commonwealth or city, but may be issued by other U.S. states and/or U.S. territories, the interest from which is exempt from Massachusetts and U.S. federal income taxes. The income earned and distributed to shareholders on taxable securities would not be exempt from U.S. federal, state or local income tax. While at least 50% of the Fund’s total assets will be invested in municipal securities that pay interest that is exempt from U.S. federal and Massachusetts income taxes, the Fund will not invest 80% or more of its total assets in municipal securities that pay interest that is exempt from U.S. federal and Massachusetts income taxes, and will not be considered to be a Massachusetts tax-exempt fund.

The Fund invests, under normal circumstances, at least 80% of its total assets (plus the amount of any borrowings for investment purposes) either directly or indirectly (e.g., through derivatives) in a portfolio of U.S. dollar-denominated, investment-grade fixed income debt instruments. The fixed income debt instruments in which the Fund may invest include municipal securities, securities issued or guaranteed by the U.S. government and its agencies, corporate debt securities, agency and non-agency mortgage-backed securities of any kind, including commercial mortgage-backed securities (“CMBS”), asset-backed securities of any kind. and the rated debt tranches of collateralized loan obligations (“CLOs”) (i.e., securities backed by an underlying portfolio of loan obligations, which may include senior unsecured loans and subordinate corporate loans).

“Investment-grade” securities are securities that at the time of purchase are rated above Baa3 by at least one nationally recognized statistical rating organizations (“NRSRO”). In the case of a split rated security (that is, two or more NRSROs give a security different ratings), the highest rating shall apply. The Fund may only invest in fixed income investments that have a minimum of B3 by Moody’s Investors Services, Inc. (“Moody’s”) or B- by S&P Global Ratings (“S&P”), or the equivalent by another NRSRO or that are unrated but considered to be of equivalent quality by the Sub-Adviser. Those bonds rated Baa3/BBB-/BBB-, while considered to be “investment grade,” may have speculative characteristics. Any credit quality requirements as to investments apply only at the time of an investment to which the requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later credit quality downgrade or change in circumstances will not be considered in determining whether any investment complies with the Fund’s credit quality limitation or requirement. Nevertheless, while the percentage of investments in investment grade securities is below 80%, the Fund will only purchase qualifying securities and not purchase additional non-investment grade securities.

The Fund may invest up to 20% of its total assets in other securities, including fixed-income securities rated, at the time of purchase, below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by the Sub-Adviser, U.S. dollar denominated foreign securities, securities of other registered investment companies, including ETFs, cash, and cash equivalents. However, as noted above, a downgrade or default affecting any of the Fund’s securities could result in the Fund holding more than 20% of its total assets in below investment grade securities.

The Fund expects to invest up to 30% of its total assets in U.S. dollar-denominated, investment-grade fixed income debt instruments issued by non-U.S. domiciled issuers.

Income Research + Management (“IR+M” or the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser selects securities for the Fund based on a variety of factors, including credit quality, diversification benefits, and the relative expected after-tax returns of taxable and municipal securities (considering top marginal U.S. federal and Massachusetts state tax rates). Consistent with the Fund’s investment objective, the Fund could continue to hold a security even if the interest on that security changes from being tax-exempt to taxable. If the Fund should hold a municipal security that loses its tax-exempt status retroactively, the Sub-

Adviser will evaluate the after-tax yield of the security relative to the broader universe of U.S. dollar-denominated, investment-grade fixed income debt instruments that the Sub-Adviser follows to determine whether to continue to hold or dispose of the security. Although the Fund may invest in instruments of any duration or maturity, the Fund normally will seek to maintain a dollar-weighted average portfolio duration of between 3 and 5 years. The Fund’s dollar weighted average portfolio duration, however, may be longer or shorter at any time or from time to time based on market conditions (including, among other events or factors, lack of liquidity in the bond markets or periods of high volatility and reduced liquidity) in the Sub-Adviser’s discretion. For example, the price of a security with a three-year duration would be expected to drop approximately 3% in response to a 1% increase in interest rates. As part of its tax-aware strategy, the Fund typically sells securities when, in the opinion of the Sub-Adviser, the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gains, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the future, this section will show how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Past performance (before and after taxes) is not an indication of future performance. Because the Fund has not commenced operations as of the date of this Prospectus, there is no past performance to return. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	In the future, this section will show how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 896-5089
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bondbloxxetf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with any investment, you could lose all or a substantial part of your investment in the Fund, and the Fund’s performance could trail that of other investments.
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with any investment, you could lose all or a substantial part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below. Any such risk may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, the advent of significant inflation, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | Municipal Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Municipal Securities Risk. Municipal securities risks include the possibility that the issuer may be unable to pay interest or repay principal on a timely basis or at all, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. In addition, state or local political or economic conditions and developments can adversely affect the securities issued by state and local governments. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in U.S. federal, state or local tax laws.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | Municipal Securities Market Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Municipal Securities Market Liquidity Risk. From time to time, inventories of municipal securities held by brokers and dealers may decrease, lessening their ability to make a market in these securities. Any reduction in market making capacity has the potential to decrease the Fund’s ability to buy or sell municipal securities, and increase price volatility and trading costs, particularly during periods of economic or market stress. As a result, the Fund may be forced to accept a lower price to sell a municipal security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | State Specific And U S Territories Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

State-Specific and U.S. Territories’ Concentration Risk. The Fund will be less diversified geographically than a fund investing across many states and therefore has greater exposure to adverse economic and political changes in Massachusetts and territories or possessions of the U.S. (including, but not limited to, Puerto Rico, the U.S. Virgin Islands and Guam).

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. From time to time, the U.S. Government and the U.S. Congress consider changes in U.S. federal tax law that could limit or eliminate the U.S. federal income tax exemption for municipal bond income, which would in effect reduce the after-tax returns received by shareholders from the Fund by increasing taxes on distributions from the Fund. In such event, the Fund’s NAV could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Fund’s yield.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | Tax Aware Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Aware Risk. Tax aware risk is the possibility that the use of investment practices that seek to maximize after tax return may not minimize tax consequences. Although the Fund is managed to optimize after-tax returns, the Fund may have substantial taxable gains and returns may be similar to a fund that is not tax managed in circumstances where the tax-optimization strategy is unsuccessful. Economic developments or unforeseeable investor redemptions may also reduce returns without any corresponding increase in tax efficiency.

In-state Massachusetts municipal securities serve as a hurdle rate for either taxable securities or non-Massachusetts municipal securities to be added to the portfolio. Tax optimization allows these additional securities to be added when additional after-tax yield, accounting for both U.S. federal and state taxes, can be added to the Fund’s portfolio in excess of what can be added through buying Massachusetts municipal securities. There will be environments when Massachusetts municipal securities offer the most compelling after-tax income profile, at which point the Fund’s exposure to Massachusetts municipal securities is expected to increase. However, when adjusting for taxes, if Massachusetts municipal securities do not offer the more compelling after-tax profile, the Sub-Adviser expects to lower the weight of such securities in the Fund’s portfolio (but not below 50% of the Fund’s assets). The Sub-Adviser’s tax optimization strategy involves dynamically shifting the Fund’s portfolio to achieve the best after-tax income and total return, accounting for all forms of taxation – U.S. federal and state income taxes in addition to any capital gains and losses that could result from trading.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | Alternative Minimum Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Alternative Minimum Tax Risk. Although the interest received from municipal securities is generally exempt from U.S. federal income tax, the Fund may invest in municipal securities subject to the U.S. federal alternative minimum tax on individuals. For tax years beginning after December 31, 2022, interest on the bonds may affect the corporate alternative minimum tax for certain corporations. Accordingly, investment in the Fund could cause shareholders to be subject to the U.S. federal alternative minimum tax.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low, or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. Risks associated with rising interest rates are heightened under current market conditions given that the U.S. Federal Reserve has raised interest rates from historically low levels and may continue to raise interest rates. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. The historically low interest rate environment in recent years heightens the risks associated with rising interest rates.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | Duration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Duration Risk. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. When interest rates change, the values of longer-duration fixed-rate securities usually change more than the values of shorter-duration fixed-rate securities. Conversely, fixed-rate securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-rate securities with longer durations or maturities. Rising interest rates also may lengthen the duration of securities with call features, since exercise of the call becomes less likely as interest rates rise, which in turn will make the securities more sensitive to changes in interest rates and result in even steeper price declines in the event of further interest rate increases.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation is a sustained rise in overall price levels. Moderate inflation is associated with economic growth, while high inflation can signal an overheated economy. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money (i.e., as inflation increases, the values of the Fund’s assets can decline). Inflation poses a “stealth” threat to investors because it reduces savings and investment returns. Central banks, such as the U.S. Federal Reserve, generally attempt to control inflation by regulating the pace of economic activity. They typically attempt to affect economic activity by raising and lowering short-term interest rates. At times, governments may attempt to manage inflation through fiscal policy, such as by raising taxes or reducing spending, thereby reducing economic activity; conversely, governments can attempt to combat deflation with tax cuts and increased spending designed to stimulate economic activity. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders. This risk is greater for fixed-income instruments with longer maturities.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | Market Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares or the Fund’s underlying portfolio securities, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. Accordingly, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV, or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | Mortgage Related And Asset Backed Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mortgage-Related and Asset-Backed Securities Risk. Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. These mortgage-related or asset-backed securities are subject to credit risk, interest rate risk, “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-related or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. Uniform Mortgage-Backed Securities, which generally align the characteristics of Fannie Mae and Freddie Mac certificates, are a recent innovation and the effect they may have on the market for mortgage-related securities is uncertain.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | C L O Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

CLO Risk. The risks of investing in CLOs include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest primarily in the rated debt tranches of CLOs; however, any such ratings do not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Sub-Adviser may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, prepayment risk, and the risk of default of the underlying asset, among others.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | Commercial Mortgage Backed Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Commercial Mortgage-Backed Securities Risk. CMBS are not backed by the full faith and credit of the U.S. government and are subject to risk of default on the underlying mortgages, particularly during periods of economic downturn. CMBS issued by non-agency issuers may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. CMBS are subject to a greater degree of prepayment and extension risk than many other forms of fixed-income securities and therefore react differently to changes in interest rates than other bonds, and the prices of CMBS may reflect adverse economic and market conditions.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | U S Treasury Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. Government may cause the value of the Fund’s U.S. Treasury obligations to decline.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | U S Government Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | Sovereign Debt Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sovereign Debt Obligations Risk. Investments in debt securities issued by governments involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations. Any restructuring of a sovereign debt obligation held by the Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | Variable And Floating Rate Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Variable and Floating-Rate Securities Risk. Variable and floating-rate securities pay interest at rates that are adjusted periodically, according to a specific formula. Because the interest rate is reset only periodically, changes in the interest rate on these securities may lag behind changes in the prevailing market interest rates. The value of the security may rise or fall depending on changes in interest rates between periodic resets.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | No Operating History [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	No Operating History. As a newly organized entity, the Fund has no operating history. The Fund’s shares have no history of public trading.
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | Asset Class Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Asset Class Risk. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | Call Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower interest rates, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | Below Investment Grade Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Below Investment Grade Securities Risk. Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. Below investment grade securities often are regarded as having predominately speculative characteristics with respect to an issuer’s capacity to pay interest and repay principal. These securities may be subject to greater price volatility due to such factors as specific municipal or corporate developments and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | Non U S Issuers Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers carry different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | Infectious Illness Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Infectious Illness Risk. A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may result in travel restrictions, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic, social and political impacts. Markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect the Fund and its investments and may impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV. Despite the development of vaccines, the duration of the COVID-19 pandemic and its effects cannot be predicted with certainty.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of this Prospectus) may engage in creation or redemption transactions directly with the Fund, and Authorized Participants are not obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable or unwilling to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is willing or able to step forward to create or redeem, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Fund is subject to management risk because it is an actively-managed ETF. The Sub-Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. See also “Management—Manager of Managers Structure.”

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, Authorized Participants, market makers, counterparties or other third-parties, failed or inadequate processes and computer, technology or systems failures. The Fund and BIM seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by a lack of current market prices, technological issues or errors by pricing services or other third-party service providers.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. Failures or breaches of the electronic or computer systems of the Fund, BIM, distributor, and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of its service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | Exchange Traded Fund And Other Investment Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exchange-Traded Fund and Other Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The Fund is subject to the risks associated with the ETF or investment company’s investments. The price and movement of an ETF designed to track an index may not track the index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Certain ETFs traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | Credit Risk. [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on an issuer’s or counterparty’s financial condition and on the terms of an obligation.

Credit risk is greater for lower-rated securities. Those bonds rated Baa2/BBB/BBB or lower, while considered to be “investment grade,” including bonds rated BBB, may have speculative characteristics. Because the issuers of lower rated investment grade bonds may be in uncertain financial health, the prices of their debt securities could be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated investment-grade debt securities. Credit ratings may not provide an accurate assessment of credit risk.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | Massachusetts Commonwealth Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Massachusetts Commonwealth-Specific Risk. The Fund may be affected significantly by economic, regulatory or political developments affecting the ability of Massachusetts issuers to pay interest or repay principal. Certain issuers of Massachusetts municipal securities have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain Massachusetts issuers to pay principal or interest on their obligations. Provisions of the Massachusetts Constitution and Commonwealth statutes which limit the taxing and spending authority of Massachusetts governmental entities may impair the ability of Massachusetts issuers to pay principal and/or interest on their obligations. While Massachusetts’s economy is broad, it does have major concentrations in advanced technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future Massachusetts political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of Massachusetts issuers.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TAXM
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 37
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 122
BondBloxx IR+M Tax-Aware ETF for New York Residents
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	BONDBLOXX IR+M TAX-AWARE ETF FOR NEW YORK RESIDENTS
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The BondBloxx IR+M Tax-Aware ETF for New York Residents (the “Fund”) seeks attractive after-tax income for New York residents, consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you buy, hold, and sell shares of the Fund.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate for the Fund may indicate higher transaction costs, may cause the Fund to incur increased expenses and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund had not commenced investment operations as of the date of this prospectus (the “Prospectus”).

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specified index. The Fund is newly organized and invests in a diversified portfolio of U.S. dollar-denominated municipal and taxable intermediate duration fixed income securities that in the Sub-Adviser’s (as defined below) view offers relatively attractive after-tax income (i.e., securities that generate a greater amount of after-tax return than the comparable universe of U.S. dollar-denominated, investment-grade fixed income debt instruments over a specified period of time) for New York residents. The Fund invests, under normal circumstances, at least 50% of its total assets in municipal securities that pay interest that is exempt from U.S. federal and New York and, where relevant, New York City income taxes (i.e., excluded from gross income for U.S. federal and New York income tax purposes but not necessarily exempt from the U.S. federal alternative minimum tax). Because the Fund may invest a significant portion of its assets in taxable securities, an investor’s U.S. federal income tax and New York state and local income tax obligations may be greater than if it had invested in a New York municipal bond fund for New York investors. These municipal securities are generally issued by the State of New York, the City of New York, another city in New York, or a political subdivision, agency, authority, or instrumentality of such state or city, but may be issued by other U.S. states and/or U.S. territories, the interest from which is exempt from New York and U.S. federal income taxes. The income earned and distributed to shareholders on taxable securities would not be exempt from U.S. federal, state or local income tax. While at least 50% of the Fund’s total assets will be invested in municipal securities that pay interest that is exempt from U.S. federal and New York state income taxes, the Fund will not invest 80% or more of its total assets in municipal securities that pay interest that is exempt from U.S. federal and New York state income taxes, and will not be considered to be a New York state tax-exempt fund.

The Fund invests, under normal circumstances, at least 80% of its total assets (plus the amount of any borrowings for investment purposes) either directly or indirectly (e.g., through derivatives) in a portfolio of U.S. dollar-denominated, investment-grade fixed income debt instruments. The fixed income debt instruments in which the Fund may invest include municipal securities, securities issued or guaranteed by the U.S. government and its agencies, corporate debt securities, agency and non-agency mortgage-backed securities of any kind, including commercial mortgage-backed securities (“CMBS”), asset-backed securities of any kind. and the rated debt tranches of collateralized loan obligations (“CLOs”) (i.e., securities backed by an underlying portfolio of loan obligations, which may include senior unsecured loans and subordinate corporate loans).

“Investment-grade” securities are securities that at the time of purchase are rated above Baa3 by at least one nationally recognized statistical rating organizations (“NRSRO”). In the case of a split rated security (that is, two or more NRSROs give a security different ratings), the highest rating shall apply. The Fund may only invest in fixed income investments that have a minimum of B3 by Moody’s Investors Services, Inc. (“Moody’s”) or B- by S&P Global Ratings (“S&P”), or the equivalent by another NRSRO or that are unrated but considered to be of equivalent quality by the Sub-Adviser. Those bonds rated Baa3/BBB-/BBB-, while considered to be “investment grade,” may have speculative characteristics. Any credit quality requirements as to investments apply only at the time of an investment to which the requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later credit quality downgrade or change in circumstances will not be considered in determining whether any investment complies with the Fund’s credit quality limitation or requirement. Nevertheless, while the percentage of investments in investment grade securities is below 80%, the Fund will only purchase qualifying securities and not purchase additional non-investment grade securities.

The Fund may invest up to 20% of its total assets in other securities, including fixed-income securities rated, at the time of purchase, below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by the Sub-Adviser, U.S. dollar denominated foreign securities, securities of other registered investment companies, including ETFs, cash, and cash equivalents. However, as noted above, a downgrade or default affecting any of the Fund’s securities could result in the Fund holding more than 20% of its total assets in below investment grade securities.

The Fund expects to invest up to 30% of its total assets in U.S. dollar-denominated, investment-grade fixed income debt instruments issued by non-U.S. domiciled issuers.

Income Research + Management (“IR+M” or the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser selects securities for the Fund based on a variety of factors, including credit quality, diversification benefits, and the relative expected after-tax returns of taxable and municipal securities (considering top marginal U.S. federal and New York state tax rates). Consistent with the Fund’s investment objective, the Fund could continue to hold a security even if the interest on that security changes from being tax-exempt to taxable. If the Fund should hold a municipal security that loses its tax-exempt status retroactively, the Sub-Adviser will evaluate the after-tax yield of the security relative to the broader universe of U.S. dollar-denominated, investment-grade fixed income debt instruments that the Sub-Adviser follows to determine whether to continue to hold or dispose of the security. Although the Fund may invest in instruments of any duration or maturity, the Fund normally will seek to maintain a dollar-weighted average portfolio duration of between 3 and 5 years. The Fund’s dollar weighted average portfolio duration, however, may be longer or shorter at any time or from time to time based on market conditions (including, among other events or factors, lack of liquidity in the bond markets or periods of high volatility and reduced liquidity) in the Sub-Adviser’s discretion. For example, the price of a security with a three-year duration would be expected to drop approximately 3% in response to a 1% increase in interest rates. As part of its tax-aware strategy, the Fund typically sells securities when, in the opinion of the Sub-Adviser, the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gains, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the future, this section will show how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Past performance (before and after taxes) is not an indication of future performance. Because the Fund has not commenced operations as of the date of this Prospectus, there is no past performance to return. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	In the future, this section will show how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 896-5089
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bondbloxxetf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
BondBloxx IR+M Tax-Aware ETF for New York Residents | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with any investment, you could lose all or a substantial part of your investment in the Fund, and the Fund’s performance could trail that of other investments.
BondBloxx IR+M Tax-Aware ETF for New York Residents | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with any investment, you could lose all or a substantial part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below. Any such risk may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective.

BondBloxx IR+M Tax-Aware ETF for New York Residents | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, the advent of significant inflation, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

BondBloxx IR+M Tax-Aware ETF for New York Residents | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on an issuer’s or counterparty’s financial condition and on the terms of an obligation.

Credit risk is greater for lower-rated securities. Those bonds rated Baa2/BBB/BBB or lower, while considered to be “investment grade,” including bonds rated BBB, may have speculative characteristics. Because the issuers of lower rated investment grade bonds may be in uncertain financial health, the prices of their debt securities could be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated investment-grade debt securities. Credit ratings may not provide an accurate assessment of credit risk.

BondBloxx IR+M Tax-Aware ETF for New York Residents | Municipal Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Municipal Securities Risk. Municipal securities risks include the possibility that the issuer may be unable to pay interest or repay principal on a timely basis or at all, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. In addition, state or local political or economic conditions and developments can adversely affect the securities issued by state and local governments. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in U.S. federal, state or local tax laws.

BondBloxx IR+M Tax-Aware ETF for New York Residents | Municipal Securities Market Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Municipal Securities Market Liquidity Risk. From time to time, inventories of municipal securities held by brokers and dealers may decrease, lessening their ability to make a market in these securities. Any reduction in market making capacity has the potential to decrease the Fund’s ability to buy or sell municipal securities, and increase price volatility and trading costs, particularly during periods of economic or market stress. As a result, the Fund may be forced to accept a lower price to sell a municipal security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.

BondBloxx IR+M Tax-Aware ETF for New York Residents | State Specific And U S Territories Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

State-Specific and U.S. Territories’ Concentration Risk. The Fund will be less diversified geographically than a fund investing across many states and therefore has greater exposure to adverse economic and political changes in New York and territories or possessions of the U.S. (including, but not limited to, Puerto Rico, the U.S. Virgin Islands and Guam).

BondBloxx IR+M Tax-Aware ETF for New York Residents | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. From time to time, the U.S. Government and the U.S. Congress consider changes in U.S. federal tax law that could limit or eliminate the U.S. federal income tax exemption for municipal bond income, which would in effect reduce the after-tax returns received by shareholders from the Fund by increasing taxes on distributions from the Fund. In such event, the Fund’s NAV could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Fund’s yield.

BondBloxx IR+M Tax-Aware ETF for New York Residents | Tax Aware Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Aware Risk. Tax aware risk is the possibility that the use of investment practices that seek to maximize after tax return may not minimize tax consequences. Although the Fund is managed to optimize after-tax returns, the Fund may have substantial taxable gains and returns may be similar to a fund that is not tax managed in circumstances where the tax-optimization strategy is unsuccessful. Economic developments or unforeseeable investor redemptions may also reduce returns without any corresponding increase in tax efficiency.

In-state New York municipal securities serve as a hurdle rate for either taxable securities or non-New York municipal securities to be added to the portfolio. Tax optimization allows these additional securities to be added when additional after-tax yield, accounting for both U.S. federal and state taxes, can be added to the Fund’s portfolio in excess of what can be added through buying New York municipal securities. There will be environments when New York municipal securities offer the most compelling after-tax income profile, at which point the Fund’s exposure to New York municipal securities is expected to increase. However, when adjusting for taxes, if New York municipal securities do not offer the more compelling after-tax profile, the Sub-Adviser expects to lower the weight of such securities in the Fund’s portfolio (but not below 50% of the Fund’s assets). The Sub-Adviser’s tax optimization strategy involves dynamically shifting the Fund’s portfolio to achieve the best after-tax income and total return, accounting for all forms of taxation – U.S. federal and state income taxes in addition to any capital gains and losses that could result from trading.

BondBloxx IR+M Tax-Aware ETF for New York Residents | Alternative Minimum Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Alternative Minimum Tax Risk. Although the interest received from municipal securities is generally exempt from U.S. federal income tax, the Fund may invest in municipal securities subject to the U.S. federal alternative minimum tax on individuals. For tax years beginning after December 31, 2022, interest on the bonds may affect the corporate alternative minimum tax for certain corporations. Accordingly, investment in the Fund could cause shareholders to be subject to the U.S. federal alternative minimum tax.

BondBloxx IR+M Tax-Aware ETF for New York Residents | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low, or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. Risks associated with rising interest rates are heightened under current market conditions given that the U.S. Federal Reserve has raised interest rates from historically low levels and may continue to raise interest rates. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. The historically low interest rate environment in recent years heightens the risks associated with rising interest rates.

BondBloxx IR+M Tax-Aware ETF for New York Residents | Duration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Duration Risk. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. When interest rates change, the values of longer-duration fixed-rate securities usually change more than the values of shorter-duration fixed-rate securities. Conversely, fixed-rate securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-rate securities with longer durations or maturities. Rising interest rates also may lengthen the duration of securities with call features, since exercise of the call becomes less likely as interest rates rise, which in turn will make the securities more sensitive to changes in interest rates and result in even steeper price declines in the event of further interest rate increases.

BondBloxx IR+M Tax-Aware ETF for New York Residents | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation is a sustained rise in overall price levels. Moderate inflation is associated with economic growth, while high inflation can signal an overheated economy. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money (i.e., as inflation increases, the values of the Fund’s assets can decline). Inflation poses a “stealth” threat to investors because it reduces savings and investment returns. Central banks, such as the U.S. Federal Reserve, generally attempt to control inflation by regulating the pace of economic activity. They typically attempt to affect economic activity by raising and lowering short-term interest rates. At times, governments may attempt to manage inflation through fiscal policy, such as by raising taxes or reducing spending, thereby reducing economic activity; conversely, governments can attempt to combat deflation with tax cuts and increased spending designed to stimulate economic activity. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders. This risk is greater for fixed-income instruments with longer maturities.

BondBloxx IR+M Tax-Aware ETF for New York Residents | Market Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares or the Fund’s underlying portfolio securities, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. Accordingly, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV, or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

BondBloxx IR+M Tax-Aware ETF for New York Residents | Mortgage Related And Asset Backed Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mortgage-Related and Asset-Backed Securities Risk. Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. These mortgage-related or asset-backed securities are subject to credit risk, interest rate risk, “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-related or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. Uniform Mortgage-Backed Securities, which generally align the characteristics of Fannie Mae and Freddie Mac certificates, are a recent innovation and the effect they may have on the market for mortgage-related securities is uncertain.

BondBloxx IR+M Tax-Aware ETF for New York Residents | C L O Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

CLO Risk. The risks of investing in CLOs include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest primarily in the rated debt tranches of CLOs; however, any such ratings do not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Sub-Adviser may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, prepayment risk, and the risk of default of the underlying asset, among others.

BondBloxx IR+M Tax-Aware ETF for New York Residents | Commercial Mortgage Backed Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Commercial Mortgage-Backed Securities Risk. CMBS are not backed by the full faith and credit of the U.S. government and are subject to risk of default on the underlying mortgages, particularly during periods of economic downturn. CMBS issued by non-agency issuers may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. CMBS are subject to a greater degree of prepayment and extension risk than many other forms of fixed-income securities and therefore react differently to changes in interest rates than other bonds, and the prices of CMBS may reflect adverse economic and market conditions.

BondBloxx IR+M Tax-Aware ETF for New York Residents | U S Treasury Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. Government may cause the value of the Fund’s U.S. Treasury obligations to decline.

BondBloxx IR+M Tax-Aware ETF for New York Residents | U S Government Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

BondBloxx IR+M Tax-Aware ETF for New York Residents | Sovereign Debt Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sovereign Debt Obligations Risk. Investments in debt securities issued by governments involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations. Any restructuring of a sovereign debt obligation held by the Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt.

BondBloxx IR+M Tax-Aware ETF for New York Residents | Variable And Floating Rate Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Variable and Floating-Rate Securities Risk. Variable and floating-rate securities pay interest at rates that are adjusted periodically, according to a specific formula. Because the interest rate is reset only periodically, changes in the interest rate on these securities may lag behind changes in the prevailing market interest rates. The value of the security may rise or fall depending on changes in interest rates between periodic resets.

BondBloxx IR+M Tax-Aware ETF for New York Residents | No Operating History [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	No Operating History. As a newly organized entity, the Fund has no operating history. The Fund’s shares have no history of public trading.
BondBloxx IR+M Tax-Aware ETF for New York Residents | Asset Class Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Asset Class Risk. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
BondBloxx IR+M Tax-Aware ETF for New York Residents | Call Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower interest rates, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.

BondBloxx IR+M Tax-Aware ETF for New York Residents | Issuer Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

BondBloxx IR+M Tax-Aware ETF for New York Residents | Below Investment Grade Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Below Investment Grade Securities Risk. Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. Below investment grade securities often are regarded as having predominately speculative characteristics with respect to an issuer’s capacity to pay interest and repay principal. These securities may be subject to greater price volatility due to such factors as specific municipal or corporate developments and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

BondBloxx IR+M Tax-Aware ETF for New York Residents | Non U S Issuers Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers carry different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

BondBloxx IR+M Tax-Aware ETF for New York Residents | Infectious Illness Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Infectious Illness Risk. A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may result in travel restrictions, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic, social and political impacts. Markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect the Fund and its investments and may impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV. Despite the development of vaccines, the duration of the COVID-19 pandemic and its effects cannot be predicted with certainty.

BondBloxx IR+M Tax-Aware ETF for New York Residents | Authorized Participant Concentration Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of this Prospectus) may engage in creation or redemption transactions directly with the Fund, and Authorized Participants are not obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable or unwilling to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is willing or able to step forward to create or redeem, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

BondBloxx IR+M Tax-Aware ETF for New York Residents | Management Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Fund is subject to management risk because it is an actively-managed ETF. The Sub-Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. See also “Management—Manager of Managers Structure.”

BondBloxx IR+M Tax-Aware ETF for New York Residents | Operational Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, Authorized Participants, market makers, counterparties or other third-parties, failed or inadequate processes and computer, technology or systems failures. The Fund and BIM seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

BondBloxx IR+M Tax-Aware ETF for New York Residents | Valuation Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by a lack of current market prices, technological issues or errors by pricing services or other third-party service providers.

BondBloxx IR+M Tax-Aware ETF for New York Residents | Cybersecurity Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. Failures or breaches of the electronic or computer systems of the Fund, BIM, distributor, and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of its service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

BondBloxx IR+M Tax-Aware ETF for New York Residents | Exchange Traded Fund And Other Investment Company Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Exchange-Traded Fund and Other Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The Fund is subject to the risks associated with the ETF or investment company’s investments. The price and movement of an ETF designed to track an index may not track the index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Certain ETFs traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

BondBloxx IR+M Tax-Aware ETF for New York Residents | New York State Specific Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

New York State-Specific Risk. The Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal securities have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. Provisions of the New York Constitution and State statutes which limit the taxing and spending authority of New York governmental entities may impair the ability of New York issuers to pay principal and/or interest on their obligations. While New York’s economy is broad, it does have major concentrations in advanced technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future New York political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of New York issuers.

BondBloxx IR+M Tax-Aware ETF for New York Residents | BondBloxx IR+M Tax-Aware ETF for New York Residents
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TAXN
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%	[5]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 37
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 122

[1]	The investment advisory agreement between BondBloxx ETF Trust (the “Trust”) and BondBloxx Investment Management Corporation (“BIM”) (the “Investment Advisory Agreement”) provides that BIM will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	The investment advisory agreement between BondBloxx ETF Trust (the “Trust”) and BondBloxx Investment Management Corporation (“BIM”) (the “Investment Advisory Agreement”) provides that BIM will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.
[4]	Other Expenses are based on estimated amounts for the current fiscal year.
[5]	The investment advisory agreement between BondBloxx ETF Trust (the “Trust”) and BondBloxx Investment Management Corporation (“BIM”) (the “Investment Advisory Agreement”) provides that BIM will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.
[6]	Other Expenses are based on estimated amounts for the current fiscal year.